SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 27,517	$ 1,382,525
Prepaid Expenses	306,978	27,160
Inventory	164,302	67,144
Due from related parties	397,590	429,648
Intangible assets (net)	38,876	54,912
Operating lease right of use assets	2,693,984	315,207
Lease security deposits	152,157	86,811
Accounts payable and accrued expense	275,831	101,175
Customer deposits	1,263,660	91,951
Due to related parties	532,121	91,951
Operating lease liabilities	293,985	315,207
Total Liabilities	4,718,431	1,277,257
Shareholders' equity	(131,198)	1,167,619	$ 488,733
Yubo Beijing [Member]
Cash	8,812	746,613
Receivables	158,807	2,316
Prepaid Expenses	207,521	27,160
Inventory	164,302	67,144
Due from related parties	397,590	429,648
Property and equipment (net)	63,055	79,153
Intangible assets (net)	38,876	54,912
Operating lease right of use assets	582,322	315,207
Lease security deposits	152,219	86,811
Investment in Yubo Jingzhi (A)	236,220	0
Receivables from other consolidating entities (A)	287,677	0
Total assets	2,297,401	1,808,964
Accounts payable and accrued expense	69,746	101,175
Customer deposits	0	11,028
Advances from prospective customers/distributors	484,956	757,896
Due to related parties	532,121	91,951
Operating lease liabilities	582,322	315,207
Payables to other consolidating entities (A)	511,811	0
Total Liabilities	2,180,956	1,277,257
Shareholders' equity	$ 116,445	$ 531,707